Property and Equipment, Net (Details) - Schedule of Property and Equipment, at Cost Less Accumulated Depreciation - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment [Line Items]
Subtotal	$ 6,753,901	$ 6,607,460
Less: accumulated depreciation	(3,963,010)	(3,515,567)
Property and equipment, net	2,790,891	3,091,893
Buildings [Member]
Property, Plant and Equipment [Line Items]
Subtotal	4,005,600	3,950,720
Computer and office equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	158,033	153,083
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	1,817,171	1,799,688
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 773,097	$ 703,969